Label	Element	Value
Global X Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X HEALTH & WELLNESS ETF (BFIT)
GLOBAL X GREEN BUILDING ETF (GRNR)
GLOBAL X CHINA BIOTECH INNOVATION ETF (CHB)
GLOBAL X CANNABIS ETF (POTX)
GLOBAL X METAVERSE ETF (VR)

each a series of the
Global X Funds (the "Trust")

Supplement dated January 19, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information for the above series of the Trust, each dated April 1, 2023, as may be further supplemented

The Board of Trustees (“Board”) of the Global X Funds, based upon the recommendation of Global X Management Company LLC (“Adviser”), the Trust’s adviser, on January 19, 2024, determined to liquidate and terminate the Global X Health & Wellness ETF, Global X Green Building ETF, Global X China Biotech Innovation ETF, Global X Cannabis ETF and the Global X Metaverse ETF (each a “Fund” and together, the “Funds”). Due to each Fund’s assets remaining quite small and the expectation that the assets of each Fund will not grow sufficiently in the foreseeable future, the Adviser believes that it is in the best interests of each Fund and its shareholders for each Fund’s business and operations not to continue. After considering all the information presented to the Board, the Board concluded that it would be in the best interests of each Fund and its shareholders to liquidate and terminate each Fund. As of the close of regular trading on The NASDAQ Stock Market LLC ("NASDAQ") on February 16, 2024 (“Closing Date”), the shares of each Fund will cease trading on the NASDAQ and will be closed to purchases by investors. In order to facilitate orderly capital markets activity, each Fund anticipates permitting purchases and redemptions of creation units in the Fund until it is delisted from the exchange.

Shareholders may sell their holdings in the Funds prior to the close of regular trading on the Closing Date and customary brokerage charges may apply to these transactions. Prior to the Closing Date, each Fund will be in the process of winding up its operations in an orderly fashion and liquidating its portfolio. This necessary process will result in each Fund increasing its cash holdings, which may not be consistent with the Fund’s investment objective and strategy.

On or about February 23, 2024, each Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed their shares in an amount equal to the net asset value of their shares as of the close of business on that date. These distributions are taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. Once the distributions are complete, the Fund will terminate. The Adviser will bear all fees and expenses that may be incurred in connection with the liquidation of each Fund and the distribution of cash proceeds to investors in the Fund, other than brokerage fees and expenses.

For more information, please contact the Funds at 1-888-493-8631.

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Health & Wellness ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL X HEALTH & WELLNESS ETF
Global X Funds | Global X Health & Wellness ETF | Global X Health & Wellness ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BFIT
Global X Funds | Global X Green Building ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL X GREEN BUILDING ETF
Global X Funds | Global X Green Building ETF | Global X Green Building ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GRNR
Global X Funds | Global X China Biotech Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL X CHINA BIOTECH INNOVATION ETF
Global X Funds | Global X China Biotech Innovation ETF | Global X China Biotech Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHB
Global X Funds | Global X Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL X CANNABIS ETF
Global X Funds | Global X Cannabis ETF | Global X Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POTX
Global X Funds | Global X Metaverse ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL X METAVERSE ETF
Global X Funds | Global X Metaverse ETF | Global X Metaverse ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VR